INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
	December 31,
	2025	2024

Cost:
Acquired technology	$45,607	$45,607
Customer relationships and brand name	9,817	9,817

	55,424	55,424

Accumulated amortization:
Acquired technology	37,825	33,857
Customer relationships and brand name	9,817	9,817

	47,642	43,674

Intangible assets, net	$7,782	$11,750

Schedule of Future Estimated Amortization Expenses
December 31,

2026	$3,725
2027	3,662
2028	395

Total	$7,782